Annual Total Returns (Vanguard Short-Term Bond Index Fund - Admiral Shares Participant:) (Vanguard Short-Term Bond Index Fund, Vanguard Short-Term Bond Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Annual Total Return
2014	1.26%
2013	0.17%
2012	2.05%
2011	3.08%
2010	4.03%
2009	4.38%
2008	5.51%
2007	7.31%
2006	4.16%
2005	1.38%